Other disclosures	12 Months Ended
Dec. 31, 2021
Other Disclosures
Other disclosures

43.	Other disclosures

a) Guarantees and commitments

The Bank provides a variety of guarantees to its clients to improve their credit standing and allow them to compete the following table summarizes at December 31, 2021, 2020 and 2019 all of the guarantees.

As required, the “maximum potential amount of future payments” represents the notional amounts that could be considered as a loss if there were a total default by the guaranteed parties, without consideration of possible recoveries from collateral held or pledged, or recoveries under recourse provisions. There is no relationship between these amounts and probable losses on these guarantees. In fact, "maximum potential amount of future payments" significantly exceeds inherent losses.

Thousand of reais	2021	2020	2019

Maximum potential amount of future payments

Contingent liabilities
Guarantees and other sureties	49,391,839	45,930,486	41,870,332
Financial guarantees	33,192,559	32,477,336	29,397,344
Performance guarantees	1,167,603	989,979	1,009,367
Financial letters of credit	14,990,887	12,407,888	11,387,788
Other	40,790	55,283	75,833
Other contingent exposures	4,028,516	2,351,530	2,442,235
Documentary Credits	4,028,516	2,351,530	2,442,235
Total Contingent Liabilities	53,420,355	48,282,016	44,312,567

Commitments
Loan commitments drawable by third parties (1)	145,958,258	131,706,433	125,876,671
Total Commitments	145,958,258	131,706,433	125,876,671

Total	199,378,613	179,988,449	170,189,238
(1)	Includes the approved limits and unused overdraft, credit card and others.

Financial guarantees are provided to Bank´s clients in respect of their obligations to third parties. The Bank has the right to seek reimbursement from the clients for any amount it shall have to pay under such guarantee. Additionally, the Bank may hold cash or other highly liquid collateral for these guarantees.

These guarantees are subject to the same credit evaluation performed on the origination of loans.

The Bank´s expectation is that many of these guarantees to expire without the need of cash disbursement in advance. Therefore, in the ordinary course of business, the Bank expects that these guarantees will have virtually no impact on its liquidity.

Performance guarantees are issued to guaranteed clients obligations such as to make contractually specified investments, to supply specified products, commodities, or maintenance or warranty services to a third party, completion of projects in accordance with contract terms, etc. Financial standby letters of credit include guarantees of payment of loans, credit facilities, promissory notes and trade acceptances. The Bank always requires collateral to grant this kind of financial guarantees. In Documentary Credits, the Bank acts as a payment intermediary between trading companies located in different countries (import-export transactions). Under a documentary credit transaction, the parties involved deal with the documents rather than the commodities to which the documents may relate. Usually the traded commodities are used as collateral to the transaction and the Bank may provide some credit facilities. Loan commitments draw able by third parties include mostly credit card lines and commercial commitments. Credit card lines are unconditionally cancelable by the issuer. Commercial commitments are mostly 1-year facilities subject to information requirements to be provided by Banks´s clients.

The risk criteria followed to issue all kinds of guarantees, financial standby letters of credit, documentary credits and any risks of signature are in general the same as those used for other products of credit risk, and therefore subject to the same admission and monitoring standards. The guarantees granted on behalf of Bank´s clients are subject to the same credit quality review process as any other risk product. On a regular basis, at least once a year, the solvency of the mentioned clients is checked as well as the probability of those guarantees to be executed. In case that any doubt on the client’s solvency may arise, we create allowances with charge to net income, by the amount of the inherent losses even if there is no claim to us.

The provision for losses on the non-recovery guarantees and other securities (Note 9.c) is recorded as "Impairment losses on financial assets (net)” on consolidated income statement and its calculation is described in note 2.i.

Additionally, the liability recognized as deferred revenue for the premium received for providing the above guarantees, which is being amortized into income over the life of the related guarantees is R$ 382,255 (2020 - R$ 356,226 and 2019 - R$ 285,218 ).

b) Off-balance funds under management

Banco Santander has under its management investment funds for which it does not hold any substantial participation interests and does not act as principal over the funds, and it does not own any shares of such funds. Based on the contractual relationship governing the management of such funds, third parties who hold the participation interests in such funds are those who are exposed to, or have rights, to variable returns and have the ability to affect those returns through power over the fund. Moreover, though Santander Brasil acts as fund manager, in analyzing the fund manager’s remuneration regime, the remuneration regime is proportionate to the service rendered, and therefore does not create exposure of such importance to indicate that the fund manager is acting as the principal (Note 2.v).

The funds managed by Banco Santander not recorded in the balance sheet are as follows:

Thousand of reais	2021	2020	2019

Funds under management	2,770,684	2,716,477	2,034,999
Managed Funds	192,927,475	191,873,169	230,199,261
Total	195,698,159	194,589,646	232,234,260

c) Third-party securities held in custody

On December 31, 2021, the Bank held in custody debt securities and equity instruments totaling R$ 37,998,502 (2020 - R$35,519,498 e 2019 - R$27,283,548) entrusted to it by third parties.

d) Residual maturity

The breakdown, by maturity, of the balances of certain items in the consolidated balance sheets is as follows:

							2021
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash and balances with the Brazilian Central Bank	15,430,680	1,226,521	-	-	-	-	16,657,201
Debt instruments	1,612,213	119,780,229	20,352,554	5,834,524	38,904,369	38,728,334	225,212,223
Equity instruments	-	-	-	-	-	2,527,504	2,527,504
Loans and amounts due from credit institutions	80,355,763	2,717,359	1,748,733	10,827,639	15,057	203	95,664,754
Loans and advances to customer	70,399,332	82,203,458	84,986,074	152,608,938	31,902,231	42,744,009	464,844,042
Derivatives	-	8,667,809	2,836,098	1,645,538	5,989,792	2,000,686	21,139,923
Total	167,797,988	214,595,376	109,923,459	170,916,639	76,811,449	86,000,736	826,045,647

							2021
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	10,052,363	60,636,478	39,748,331	6,681,493	1,656,909	2,230,335	121,005,909
Customer deposits(1)	86,051,583	79,687,549	56,178,087	163,641,875	83,326,774	75,201	468,961,069
Marketable debt securities (1)	-	28,052,200	5,038,906	35,844,265	9,341,229	760,192	79,036,792
Debt Instruments Eligible to Compose Capital	-	5,552,801	-	14,088,607	-	-	19,641,408
Other financial liabilities	3,935,498	10,732,613	19,132,399	35,107,790	-	-	68,908,300
Short positions	-	12,780,559	-	-	-	-	12,780,559
Derivatives	641,571	7,239,697	2,503,888	9,117,265	3,773,251	1,343,309	24,618,981
Total	100,681,015	204,681,897	122,601,611	264,481,295	98,098,163	4,409,037	794,953,018
Difference (assets less liabilities)	67,116,973	9,913,479	(12,678,152)	(93,564,656)	(21,286,714)	81,591,699	31,092,629

							2020
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash and balances with the Brazilian Central Bank	7,373,662	12,775,063	-	-	-	-	20,148,725
Debt instruments	432,579	13,195,527	33,903,698	64,225,680	70,182,705	48,162,275	230,102,464
Equity instruments	-	-	-	-	-	2,329,361	2,329,361
Loans and amounts due from credit institutions	57,722,384	2,777,562	36,783,150	15,155,444	363,135	48,101	112,849,776
Loans and advances to customer	29,385,631	80,281,579	93,750,065	98,550,271	47,160,700	44,639,790	393,768,036
Derivatives	-	14,558,434	1,994,418	4,103,735	1,869,509	3,721,418	26,247,514
Total	94,914,256	123,588,165	166,431,331	182,035,130	119,576,049	98,900,945	785,445,876

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	-	83,922,876	43,315,412	3,764,159	-	654,516	131,656,962
Customer deposits(1)	85,433,287	139,191,140	121,804,752	62,768,886	36,578,335	37,572	445,813,972
Marketable debt securities(1)	-	8,815,410	18,736,230	28,158,133	747,340	418,401	56,875,514
Debt Instruments Eligible to Compose Capital	-	220,425	-	12,899,235	-	-	13,119,660
Other financial liabilities	23,352	21,858,532	20,730,398	17,203,162	4,787	2,452	59,822,683
Short positions	-	45,807,946	-	-	-	-	45,807,946
Derivatives	-	2,046,924	1,973,701	5,387,607	7,744,145	12,204,455	29,356,832
Total	85,456,639	301,863,252	206,560,493	130,181,182	45,074,607	13,317,396	782,453,569
Difference (assets less liabilities)	9,457,617	(178,275,087)	(40,129,162)	51,853,948	74,501,441	85,583,548	2,992,307

							2019
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash and balances with the Brazilian Central Bank	6,549,535	13,577,829	-	-	-	-	20,127,364
Debt instruments	7,747,516	1,174,094	22,926,088	45,058,398	35,118,355	61,307,478	173,331,929
Equity instruments	-	-	-	-	-	2,358,229	2,358,229
Loans and amounts due from credit institutions	69,135,371	1,943,291	21,064,571	14,525,161	2,411,265	153,469	109,233,128
Loans and advances to customer	9,451,762	84,839,695	43,180,508	89,624,089	34,092,967	65,510,459	326,699,480
Derivatives	6,806,370	1,893,308	2,649,730	1,921,248	1,950,678	3,599,566	18,820,900
Total	99,690,554	103,428,217	89,820,897	151,128,896	73,573,264	132,929,201	650,571,030

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	390,626	16,584,181	49,097,816	25,655,631	4,877,076	2,666,086	99,271,415
Customer deposits(1)	69,048,756	130,872,214	76,244,908	43,395,748	16,923,318	29,654	336,514,597
Marketable debt securities(1)	-	10,675,356	695,071	37,268,809	3,900,484	21,162,755	73,702,474
Debt Instruments Eligible to Compose Capital	-	170,939	-	10,005,022	-	-	10,175,961
Other financial liabilities	10,334	24,360,724	14,509,911	16,678,725	4,717	1,543	55,565,954
Financial liabilities held for trading:
Short positions	-	4,748,545	1,554,274	1,256,416	3,747,700	12,528,718	23,835,653
Derivatives	6,776,746	4,345,286	406,383	3,071,989	2,502,040	3,702,699	20,805,143
Total	76,226,462	191,757,244	142,508,362	137,332,340	31,955,334	40,091,454	621,496,030
Difference (assets less liabilities)	23,464,093	(88,329,028)	(52,687,465)	13,796,556	41,617,931	92,837,747	30,699,834

(1)	Includes obligations which may be subject to early payment, being: demand and time deposits, repurchase agreements with clients, LCI and LCA.

e) Equivalent value in Reais of assets and liabilities

The main foreign currency balances in the consolidated financial statements, based on the nature of the related items, are as follows:

Equivalent Value in Thousand of Reais	2021		2020		2019
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Cash and reserves at the Central Bank of Brazil	10,851,016	-	15,835,124	-	15,359,225	-
Financial ssets/liabilities measured at fair value through profit or loss held for trading	2,587,588	21,784,041	27,012,315	7,867,168	3,349,879	3,210,360
Financial assets measured at fair value through other comprehensive income	17,102,273	-	17,062,156	-	20,386,034	-
Financial assets/liabilities measured at amortized cost	70,283,097	86,184,330	52,002,476	118,142,613	68,996,884	44,140,284
Total	100,823,974	107,968,371	111,912,070	126,009,781	108,092,022	47,350,644

f) Other Obligations

The Banco Santander rents properties, mainly used for branches, based on a standard contract which may be cancelled at its own criterion and includes the right to opt for renewals and adjustment clauses. The leases are classified as operating leases.

The total of the future minimum payments of non-cancellable operating leases is shown below:

	2021	2020	2019

Up to 1 Year	715,576	670,619	651,207
Between1 to 5 Years	1,420,853	1,607,995	1,492,289
More than 5 Years	181,417	171,420	147,125
	2,317,846	2,450,034	2,290,621

Additionally, Banco Santander has contracts for a matures indeterminate, totaling R$801 (2020 - R$880 and 2019 - R$918) monthly rent corresponding to the contracts with this feature. Payment of leases recognized as expenses in 2021 fiscal year were R$369,482 (2020 - R$358,656 and 2019 R$700,958).

Monthly rental contracts will be adjusted on an annual basis, as per prevailing legislation, at Índice Geral de Preços do Mercado (IGPM) variation. The lessee is entitled to unilaterally rescind the agreement, at any time, as contractual clauses and legislation.

g) Contingent assets

On December 31, 2021, 2020 and 2019 no contingent assets were recorded.

h) COVID- 19

Since the Pandemic in 2000, the Bank has monitored its effects on the quality of the credit portfolio and the beginning of the continuity of its results. Strategic initiatives were implemented in a timely manner, sufficient to mitigate the impacts against the scenario of increased default events due to the pandemic.

Management procedures were structured in line with the guidelines and measures of the Federal Government through the National Monetary Council and the Central Bank of Brazil to mitigate the impacts caused by COVID-19, such as: (a) measures to facilitate the renegotiations of the credit operations without increasing provisions, (b) reduction of capital requirements, in order to expand the granting of credit by the Financial System and (c) reduction of compulsory reserve rates, to improve liquidity conditions.

The Bank, awareness of its responsibilities, availability of changes, changes in classification, availability of new products, reinforced credit in segments and more impacts and preventive recovery and collection actions. These actions carried out as a result of alerts were identified by the constant monitoring of the portfolio.

The operations benefiting from amendments made, in general, had a grace period of 60 days with the possibility of extending it for another month for individual customers. In the case of legal entities, extensions were granted with a grace period of up to 6 months in line with the BNDES (National Bank for Economic and Social Development).

These measures made it possible to extend operations in good standing, with temporary criteria for classifying problem assets and restructurings, as well as allowing the maintenance of the classifications of credit operations, extended until December 2020.

During the period of extensions, the actions adopted by the Bank benefited 1,728,197 customers, R$40,592 million in extended credit, equivalent to 9.72% of the total credit portfolio for the year. Of the total extensions that expired on December 31, 2020 of R$37,538 million, R$28,348 million were in stage 1, R$6,608 million were in stage 2 and R$2,567 million were in stage 3.

In order to face the scenario of uncertainty and increase in delinquency, in 2020 the Bank constituted an additional provision in the amount of R$3,200,000. This provision was calculated based on the analysis of potential macroeconomic effects and considered quantitative and qualitative indicators, as well as the identification of risks and a collective assessment of exposures.

Throughout 2021, follow-ups were carried out until the end of grace periods and extension actions with the resumption of operations added to the standard model of credit management adopted by the bank. In this sense, the macroeconomic scenarios were updated in the process of measuring credit risk provisions, as well as identifying the credit portfolios impacted by the pandemic, using the total balance of additional provisions constituted in 2020 to absorb the need to increase expected losses from credit.

To estimate the expected loss, Santander Brasil uses prospective information. Three macroeconomic scenarios are considered, being Base, Pessimistic and Optimistic scenarios. For the elaboration of the methodology, the 5-year evolution of the following main macroeconomic indicators was considered:

	Pessimistic Scenarios					Base Scenarios					Optimistic Scenarios

Variables	2021	2022	2023	2024	2025	2021	2022	2023	2024	2025	2021	2022	2023	2024	2025
Interest rate	7.3%	14.3%	13.0%	13.0%	13.0%	7.3%	7.3%	6.5%	6.5%	6.5%	7.3%	5.5%	5.5%	4.0%	4.0%
Unemployment	14.4%	16.3%	18.2%	18.5%	18.2%	14.4%	13.8%	12.9%	12.1%	11.3%	14.4%	11.4%	9.1%	8.5%	7.9%
Housing Prices	9.0%	2.2%	2.2%	2.1%	2.0%	9.0%	9.2%	9.0%	8.6%	8.3%	9.0%	13.8%	13.4%	12.9%	12.5%
GDP growth	5.6%	-3.5%	-2.0%	0.2%	0.2%	5.6%	2.7%	2.2%	2.0%	2.0%	5.6%	6.5%	4.0%	4.0%	4.0%
Income Commitment	31.7%	38.2%	38.9%	39.1%	38.9%	31.7%	32.7%	34.6%	35.1%	35.6%	31.7%	29.1%	29.2%	29.3%	29.1%

In the process of estimating the expected loss, a weight is assigned to each scenario, with greater relevance being attributed to the base scenario (80%), while lower weights are attributed to the pessimistic (10%) and optimistic (10%) scenarios . The weights assigned to the scenarios in the last 3 years are as follows:

Macroeconomic scenario

Ponderations	2021	2020	2019
Pessimistic Scenarios	10%	10%	10%
Base Scenarios	80%	80%	80%
Optimistic Scenarios	10%	10%	10%